NON-CONTROLLING INTERESTS (Details)	12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Offline travel agency CNY	Dec. 31, 2014 Technology company focusing on hotel customer reviews CNY	Dec. 31, 2014 Online Trip Package Service Provider CNY	Dec. 31, 2014 Tujia CNY	Dec. 31, 2013 Tujia CNY	Oct. 31, 2012 Tujia Series A preferred shares USD ($)	Feb. 28, 2013 Tujia Series B Preferred Shares USD ($)	Dec. 31, 2014 Tujia Series C Preferred Stock USD ($)	Dec. 31, 2014 ezTravel CNY	Dec. 31, 2013 ezTravel CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
NON-CONTROLLING INTERESTS
Non-controlling interests	$ 136,761,160	848,548,293	199,690,428		367,705,496	125,442,240	136,890,011	130,343,575	83,133,600				22,769,589	21,475,705	65,397,382	95,081,123
Shares issued under the share purchase agreement (in shares)										70,380,000	33,333,333	30,465,080
Aggregate consideration from issuance of convertible preferred shares	$ 30,054,418	186,475,640	132,709,989	63,709,828						$ 14,600,000	$ 36,700,000	$ 75,000,000